Current Projects (Q2) (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Australian Future Energy Pty Ltd [Member]
Schedule of Condensed Financial Information

The following summarizes unaudited condensed financial information of AFE for the three and six months ended December 31, 2019 and 2018 and as of December 31, 2019 and June 30, 2019 (in thousands):

	Three Months Ended		Six Months Ended
	December 31,		December 31,
Income Statement data:	2019	2018	2019	2018
Net income/(loss)	$(304)	$(289)	$(608)	$9

Balance sheet data:	December 31, 2019	June 30, 2019
Total assets	$1,388	$1,555
Total Equity	684	324

The following summarizes unaudited condensed financial information of AFE as of and for the years ended June 30, 2019 and 2018 (in thousands):

	Year ended
	June 30,
	2019	2018
Total assets	$1,555	$1,241
Total equity	324	635
Net loss	(1,515)	(1,343)

TSEC Joint Venture [Member]
Schedule of Condensed Financial Information

The following summarizes unaudited condensed financial information of TSEC Joint Venture for the three and six months ended December 31, 2019 and 2018 and as of December 31, 2019 and June 30, 2019 (in thousands):

	Three Months Ended		Six Months Ended
	December 31,		December 31,
Income Statement data:	2019	2018	2019	2018
Revenue	$—	$—	$—	$—
Operating loss	(27)	(259)	(314)	(466)
Net loss	(27)	(259)	(314)	(466)

Balance sheet data:	December 31, 2019	June 30, 2019
Current assets	$3,433	$3,491
Noncurrent assets	85	86
Current liabilities	3,917	3,661
Noncurrent liabilities	—	—
Equity	(399)	(84)

The following table presents summarized unaudited financial information for the TSEC Joint Venture for the fiscal years ended June 30, 2019 and June 30, 2018 (in thousands):

	Year Ended June 30,
Income Statement data:	2019	2018
Revenue	$151	$109
Operating loss	(1,236)	(1,686)
Net loss	(1,247)	(1,686)

	As of June 30,
Balance sheet data:	2019	2018
Current assets	$3,491	$5,151
Noncurrent assets	86	1,376
Current liabilities	3,661	4,011
Noncurrent liabilities	—	—
Equity	(84)	2,516